Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 2,663	$ 6,299
Net investment in finance leases, allowance current	169	0
Container leaseback financing receivable, allowance current	98	0
Containers, accumulated depreciation	1,619,591	1,443,167
Net investment in finance leases, allowance non current	1,164	0
Container leaseback financing receivable, allowance non current	326	0
Fixed assets, accumulated depreciation	12,918	12,266
Intangible assets, accumulated amortization	47,931	45,359
Debt, net of unamortized costs current	8,043	8,120
Debt, net of unamortized costs non current	$ 18,639	$ 21,446
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,740,919	58,326,555
Common shares, outstanding	50,495,789	56,817,918
Treasury shares, at cost, shares	8,245,130	1,508,637